SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SHORT-TERM BORROWINGS

14. SHORT-TERM BORROWINGS

	As at December 31,
	2022	2023
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	-	26,274	3,701

Effective interest rate range of bank borrowings was 3.65% to 4.20% as of December 31, 2023.